Unaudited Condensed Consolidated Interim Statements of Changes in Equity € in Thousands, $ in Thousands	Share capital EUR (€)		Share capital USD ($)		Share premium EUR (€)		Share premium USD ($)		Retained earnings (accumulated deficit) EUR (€)		Retained earnings (accumulated deficit) USD ($)		Treasury shares EUR (€)		Treasury shares USD ($)		Translation reserve from foreign operations EUR (€)		Translation reserve from foreign operations USD ($)		Hedging Reserve EUR (€)		Hedging Reserve USD ($)		Transaction reserve with non-controlling Interests EUR (€)		Transaction reserve with non-controlling Interests USD ($)		Total EUR (€)		Total USD ($)		Non- controlling Interests EUR (€)		Non- controlling Interests USD ($)		EUR (€)		USD ($)
Balance at Dec. 31, 2024	€ 25,613				€ 86,271				€ (11,561)				€ (1,736)				€ 8,446				€ 5,892				€ 5,697				€ 118,622				€ 10,663				€ 129,285
Profit (loss) for the period									310																				310				(1,886)				(1,576)
Other comprehensive income (loss) for the period																	(8,900)				45								(8,855)				159				(8,696)
Total comprehensive income (loss) for the period									310								(8,900)				45								(8,545)				(1,727)				(10,272)
Issuance of capital note to non-controlling interests																																	1,148				1,148
Share-based payments					4																								4								4
Balance at Jun. 30, 2025	25,613				86,275				(11,251)				(1,736)				(454)				5,937				14,757				119,141				27,080				146,221
Balance at Dec. 31, 2024	25,613				86,271				(11,561)				(1,736)				8,446				5,892				5,697				118,622				10,663				129,285
Profit (loss) for the period									(2,133)																				(2,133)				(4,248)				(6,381)
Other comprehensive income (loss) for the period																	2,489				(153)								2,336				(7)				2,329
Total comprehensive income (loss) for the period									(2,133)								2,489				(153)								203				(4,255)				(4,052)
Sale of shares in subsidiaries from non-controlling interests																									9,060				9,060				16,997				26,057
Issuance of capital note to non-controlling interests																																	1,147				1,147
Options exercise	7				17																								24								24
Issuance of ordinary shares	2,382				10,281																								12,663								12,663
Share-based payments					16																								16								16
Balance at Dec. 31, 2025	28,002		$ 31,918	[1]	96,585		$ 110,092	[1]	(13,694)		$ (15,610)	[1]	(1,736)		$ (1,979)	[1]	10,935		$ 12,464	[1]	5,739		$ 6,542	[1]	14,757		$ 16,821	[1]	140,588		$ 160,248	[1]	24,552		$ 27,986	[1]	165,140		$ 188,234	[1]
Profit (loss) for the period				[1]				[1]	61,892		70,549	[1]				[1]				[1]				[1]				[1]	61,892		70,549	[1]	(3,605)		(4,110)	[1]	58,287		66,439	[2]
Other comprehensive income (loss) for the period				[1]				[1]				[1]				[1]	6,995		7,974	[1]	708		807	[1]				[1]	7,703		8,781	[1]	1,002		1,143	[1]	8,705		9,924	[1]
Total comprehensive income (loss) for the period				[1]				[1]	61,892		70,549	[1]				[1]	6,995		7,974	[1]	708		807	[1]				[1]	69,595		79,330	[1]	(2,603)		(2,967)	[1]	66,992		76,363	[1]
Sale of shares in subsidiaries from non-controlling interests		[1]				[1]				[1]				[1]				[1]				[1]			9,060	[1]			9,060	[1]			16,996	[1]			26,056	[1]
Proceeds from transactions with non-controlling interests																									6		7		6		7						6		7
Options exercise	6		7	[1]	18		21	[1]				[1]				[1]				[1]				[1]				[1]	24		28	[1]				[1]	24		28	[1]
Share-based payments				[1]	154		176	[1]				[1]				[1]				[1]				[1]				[1]	154		176	[1]				[1]	154		176	[1]
Balance at Jun. 30, 2026	€ 28,008		$ 31,925	[1]	€ 96,757		$ 110,289	[1]	€ 48,198		$ 54,939	[1]	€ (1,736)		$ (1,979)	[1]	€ 17,930		$ 20,438	[1]	€ 6,447		$ 7,349	[1]	€ 14,763		$ 16,828	[1]	€ 210,367		$ 239,789	[1]	€ 21,949		$ 25,019	[1]	€ 232,316		$ 264,808	[1]

[1]	Convenience translation into US$ (exchange rate as at June 30, 2026: EUR 1 = US$ 1.14)
[2]	Convenience translation into US$ (exchange rate as at June 30, 2026: EUR 1 = US$ 1.14)